Derivative Instruments and Hedging Activities, Derivative Valuation Adjustments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
CVA	$ (286)	$ (275)
DVA	200	226
FVA, net	(93)	(85)
Total derivative valuation adjustments	$ (179)	$ (134)